Reserves - Summary of Statutory Reserves (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017
Disclosure of reserves within equity [Line Items]
Appropriation of net income to the statutory general reserve	10.00%
Percentage of certain statutory general reserve balance with share capital	50.00%
Bottom of range [Member]
Disclosure of reserves within equity [Line Items]
Percentage of decline in authorized share capital	25.00%